Note 17 - Fair Value Measurements and Fair Values of Financial Instruments - Financial Assets and Liabilities on a Recurring and Nonrecurring (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investment securities available for sale	$ 7,912	$ 9,555
Fair Value, Measurements, Recurring [Member]
Investment securities available for sale	7,912	9,555
Total recurring fair value measurements	7,912	9,555
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities available for sale
Total recurring fair value measurements
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale	7,912	9,555
Total recurring fair value measurements	7,912	9,555
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities available for sale
Total recurring fair value measurements
Fair Value, Measurements, Nonrecurring [Member]
Impaired loans	2,832	1,895
Total nonrecurring fair value measurements	2,832	2,330
Other real estate owned		435
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Impaired loans
Total nonrecurring fair value measurements
Other real estate owned
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Impaired loans
Total nonrecurring fair value measurements
Other real estate owned
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Impaired loans	2,832	1,895
Total nonrecurring fair value measurements	2,832	2,330
Other real estate owned		435
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Investment securities available for sale	7,555	9,201
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) Insured Loans [Member]
Investment securities available for sale	5,643	6,590
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities available for sale	5,643	6,590
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities available for sale
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale	5,643	6,590
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities available for sale
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation (FHLMC) Insured Loans [Member]
Investment securities available for sale	1,342	1,871
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation (FHLMC) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities available for sale	1,342	1,871
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation (FHLMC) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities available for sale
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation (FHLMC) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale	1,342	1,871
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation (FHLMC) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities available for sale
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) Insured Loans [Member]
Investment securities available for sale	570	740
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities available for sale	570	740
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities available for sale
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale	570	740
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities available for sale
US Government Agencies Debt Securities [Member]
Investment securities available for sale	357	354
US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities available for sale	357	354
US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities available for sale
US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale	357	354
US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities available for sale